Note 5 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Loans, gross	$ 3,999,160		$ 3,832,236	$ 3,405,091
Allowance for credit losses	(2,402)		(2,513)	(2,526)
Accrued interest	21,700		20,681	16,890
Total loans, net of allowance for credit losses	4,018,458		3,850,404	3,419,455
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Loans, gross	3,114,024		2,879,320	2,538,917
Allowance for credit losses	(207)	$ (65)	(100)	(627)	$ (583)	$ (545)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Loans, gross	819,853		889,069	807,828
Allowance for credit losses	(1,942)	(2,106)	(2,222)	(1,767)	(1,591)	(1,287)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Loans, gross	8,612		8,793	11,996
Allowance for credit losses	(58)	(55)	(42)	(59)	(57)	(54)
Public sector and other financing [member]
Statement Line Items [Line Items]
Loans, gross	56,671		55,054	46,350
Allowance for credit losses	$ (195)	$ (160)	$ (149)	$ (73)	$ (58)	$ (18)